UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to March 31, 2016
Date of Report (Date of earliest event reported) May 16, 2016

Exact name of securitizer as specified in its charter:  CCRE Commercial Mortgage Securities, L.P.

Commission File Number of securitizer:   025-00534

Central Index Key Number of securitizer: 0001515166

Anthony Orso, Principal Executive Officer, (212) 938-5000
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐       Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

________________________________________________
(Exact name of issuing entity as specified in its charter)

 Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CCRE COMMERCIAL MORTGAGE SECURITIES, L.P. (Securitizer)

Date: May 16, 2016	By:	/s/ Anthony Orso
Name: Anthony Orso
Title: Principal Executive Officer